Note 7 - Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued warranty	$ 125	$ 94
Deferred revenue and customer deposits	74	173
Other	48	74
Total other current liabilities	$ 247	$ 341